Trade and other receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables
Trade and other receivables

10.Trade and other receivables

The trade and other receivables are composed of receivables which are detailed below:

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Trade receivable	€234	€22,580	€214
Interest receivable	809	2,081	556
Other receivable	4,644	3,454	2,116
	€5,687	€28,115	€2,886

The carrying amounts of  trade and other receivables approximate their respective fair values.

Other receivables mainly included accrued income from subsidy projects and VAT receivables.

Please also refer to note 26 for more information on the financial instruments.